Other Income (Expenses), Net	12 Months Ended
Sep. 30, 2022
Other Income and Expenses [Abstract]
OTHER INCOME (EXPENSES), NET

NOTE 19 – OTHER INCOME (EXPENSES), NET

For the year ended September 30, 2022, other income (expenses) mainly consists of dividend income of $420,596, government grant of $355,925, bad debt recovery of $564,283, and other net miscellaneous income of $57,369.

For the year ended September 30, 2021, other income (expenses) mainly consists of dividend income of $433,735, government grant of $1,190,882, bad debt recovery of $153,676, and other net miscellaneous income of $170,234.